Goodwill - Narrative (Details)		12 Months Ended
	Oct. 01, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Aug. 04, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Goodwill
Goodwill, Impairment Loss	$ 0	$ 0
Goodwill		13,973,000			$ 8,317,000	$ 8,317,000
ICAlps SASU
Goodwill
Goodwill, Impairment Loss		0
Issued and outstanding shares percentage				100.00%
Goodwill		$ 5,656,395	€ 4,815,338